CONVERTIBLE NOTES - BayBridge Convertible Note - Additional Information (Details) - USD ($)		3 Months Ended				12 Months Ended
	Dec. 09, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Aug. 22, 2019
Class Of Stock [Line Items]
Stated interest rate						12.00%
Conversion price (in dollars per share)						$ 2.00
Debt conversion, converted instrument, shares issued (in shares)	872,093,023
Baybridge Convertible Note
Class Of Stock [Line Items]
Aggregate principal amount of notes outstanding								$ 829,000
Accrued interest								97,000
Stated interest rate						12.00%
Baybridge Convertible Note | Minimum
Class Of Stock [Line Items]
Conversion price (in dollars per share)						$ 0.0005
Debt conversion, average lowest closing price						65.00%
Baybridge Convertible Note | Maximum
Class Of Stock [Line Items]
Conversion price (in dollars per share)						$ 0.15
Debt conversion, average lowest closing price						70.00%
Convertible Debt | Baybridge Convertible Note
Class Of Stock [Line Items]
Aggregate principal amount of notes outstanding								1,160,000
Unamortized discount		$ 408,333					$ 408,333	$ 234,000
Note conversions		16,900	$ 86,000	$ 88,500	$ 90,500		281,900
Interest Converted		$ 789	$ 2,261	$ 2,079	$ 3,278		$ 8,407
Debt conversion, converted instrument, shares issued (in shares)		176,886,700	616,247,346	141,822,223	47,400,806		982,357,075